Cover	Aug. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2023
Entity File Number	000-52983
Entity Registrant Name	VGTel, Inc.
Entity Central Index Key	0001355451
Entity Tax Identification Number	01-0671426
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	10789 W Twain Ave., Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	260
Local Phone Number	490-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false